FINANCIAL ASSETS AND LIABILITIES - Summary of Sensitivity Analysis on Changes in Foreign Exchange Rates (Detail)	Dec. 31, 2022
Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.2177
Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.5694
United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.2785
Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0392
Probable [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.25
Probable [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	5.7225
Probable [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.615
Probable [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.041
25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	6.5625
25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.1531
25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	8.2688
25% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0513
50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	7.875
50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	8.5838
50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	9.9225
50% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0615
-25% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.9375
-25% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.2919
-25% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	4.9613
-25% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0308
-50% [member] | Dollar (USD) [member]
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	2.625
-50% [member] | Euro Member Countries, Euro
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	2.8613
-50% [member] | United Kingdom, Pounds
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	3.3075
-50% [member] | Japan, Yen
Disclosure foreign currency sensitivity analysis [line items]
Exchange rate sensitivity analysis	0.0205